Derivative Financial Instruments (Gains and Losses for Derivatives Designated as Cash Flow Hedges) (Detail) - Designated as Hedging Instruments [Member] - Cash Flow Hedging [Member] - JPY (¥)
¥ in Billions
		12 Months Ended
		Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in Accumulated OCI on derivative instruments (Effective portion)		¥ (4)	¥ (3)	¥ 24
Gains reclassified from Accumulated OCI into income (Effective portion)		8	18	21
Interest Rate Contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in Accumulated OCI on derivative instruments (Effective portion)		(4)	(3)	24
Gains reclassified from Accumulated OCI into income (Effective portion)	[1]	¥ 8	¥ 18	¥ 21

[1]	Included in Interest income.